Basis Of Presentation	12 Months Ended
Dec. 31, 2016
Basis Of Presentation [Abstract]
Basis Of Presentation

2. Basis of presentation

General

Our Consolidated Financial Statements are presented in accordance with U.S. GAAP.

We consolidate all companies in which we have direct and indirect legal or effective control and all VIEs for which we are deemed the PB and have control under ASC 810. All intercompany balances and transactions with consolidated subsidiaries have been eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.

Other investments in which we have the ability to exercise significant influence and joint ventures are accounted for under the equity method of accounting.

Our Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.

Use of estimates

The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivables, deferred income tax assets and accruals and reserves. We consider information available from professional appraisers, where possible, to support our estimates, particularly with respect to flight equipment. Actual results may differ from our estimates under different conditions, sometimes materially.

During the years ended December 31, 2016,  2015 and 2014, we changed our estimates of useful lives and residual values of certain aircraft. The changes in estimates are a result of the current market conditions or other factors that have affected the useful lives and residual values for such aircraft. The effect for the years ended December 31, 2016,  2015 and 2014 was to reduce net income by $14.4 million, $35.8 million and $4.4 million, respectively,  basic earnings per share by $0.08,  $0.18 and $0.02, respectively, and diluted earnings per share by $0.08,  $0.17 and $0.02, respectively.